Exhibit 99
Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	October 2017
Payment Date	11/15/2017
Transaction Month	36
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,673,565,407.25	76,623	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$381,500,000.00	0.23000%	December 15, 2015
Class A-2 Notes	$508,000,000.00	0.610%	August 15, 2017
Class A-3 Notes	$504,400,000.00	1.060%	May 15, 2019
Class A-4 Notes	$105,510,000.00	1.560%	February 15, 2020
Class B Notes	$47,350,000.00	1.970%	April 15, 2020
Class C Notes	$31,570,000.00	2.160%	August 15, 2020
Class D Notes	$31,570,000.00	2.750%	May 15, 2021
Total	$1,609,900,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$858,661.50

Principal:
Principal Collections	$13,817,105.31
Prepayments in Full	$5,571,754.02
Liquidation Proceeds	$139,114.81
Recoveries	$122,548.76
Sub Total	$19,650,522.90
Collections	$20,509,184.40

Purchase Amounts:
Purchase Amounts Related to Principal	$224,574.31
Purchase Amounts Related to Interest	$1,355.70
Sub Total	$225,930.01

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$20,735,114.41

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	October 2017
Payment Date	11/15/2017
Transaction Month	36
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$20,735,114.41
Servicing Fee	$258,864.11	$258,864.11	$0.00	$0.00	$20,476,250.30
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$20,476,250.30
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$20,476,250.30
Interest - Class A-3 Notes	$69,293.45	$69,293.45	$0.00	$0.00	$20,406,956.85
Interest - Class A-4 Notes	$137,163.00	$137,163.00	$0.00	$0.00	$20,269,793.85
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,269,793.85
Interest - Class B Notes	$77,732.92	$77,732.92	$0.00	$0.00	$20,192,060.93
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,192,060.93
Interest - Class C Notes	$56,826.00	$56,826.00	$0.00	$0.00	$20,135,234.93
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,135,234.93
Interest - Class D Notes	$72,347.92	$72,347.92	$0.00	$0.00	$20,062,887.01
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$20,062,887.01
Regular Principal Payment	$18,760,163.29	$18,760,163.29	$0.00	$0.00	$1,302,723.72
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,302,723.72
Residual Released to Depositor	$0.00	$1,302,723.72	$0.00	$0.00	$0.00
Total		$20,735,114.41

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$18,760,163.29
Total					$18,760,163.29
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$18,760,163.29	$37.19	$69,293.45	$0.14	$18,829,456.74	$37.33
Class A-4 Notes	$0.00	$0.00	$137,163.00	$1.30	$137,163.00	$1.30
Class B Notes	$0.00	$0.00	$77,732.92	$1.64	$77,732.92	$1.64
Class C Notes	$0.00	$0.00	$56,826.00	$1.80	$56,826.00	$1.80
Class D Notes	$0.00	$0.00	$72,347.92	$2.29	$72,347.92	$2.29
Total	$18,760,163.29	$11.65	$413,363.29	$0.26	$19,173,526.58	$11.91

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	October 2017
Payment Date	11/15/2017
Transaction Month	36

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$78,445,414.61	0.1555222	$59,685,251.32	0.1183292
Class A-4 Notes	$105,510,000.00	1.0000000	$105,510,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$294,445,414.61	0.1828967	$275,685,251.32	0.1712437

Pool Information
Weighted Average APR	3.298%	3.302%
Weighted Average Remaining Term	26.92	26.17
Number of Receivables Outstanding	28,936	27,982
Pool Balance	$310,636,928.60	$290,677,914.75
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$294,445,414.61	$275,685,251.32
Pool Factor	0.1856139	0.1736878

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,367,827.04
Targeted Credit Enhancement Amount	$8,367,827.04
Yield Supplement Overcollateralization Amount	$14,992,663.43
Targeted Overcollateralization Amount	$14,992,663.43
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$14,992,663.43

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,367,827.04
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,367,827.04
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,367,827.04

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	October 2017
Payment Date	11/15/2017
Transaction Month	36
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		94	$206,465.40
(Recoveries)		141	$122,548.76
Net Loss for Current Collection Period			$83,916.64
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3242%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.8052%
Second Prior Collection Period			1.0560%
Prior Collection Period			0.6332%
Current Collection Period			0.3349%
Four Month Average (Current and Prior Three Collection Periods)			0.7073%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5,108	$12,774,947.97
(Cumulative Recoveries)			$1,687,774.75
Cumulative Net Loss for All Collection Periods			$11,087,173.22
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6625%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,500.97
Average Net Loss for Receivables that have experienced a Realized Loss			$2,170.55

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.80%	388	$5,219,724.85
61-90 Days Delinquent	0.19%	42	$560,367.16
91-120 Days Delinquent	0.06%	9	$163,148.68
Over 120 Days Delinquent	0.24%	47	$684,288.00
Total Delinquent Receivables	2.28%	486	$6,627,528.69

Repossession Inventory:
Repossessed in the Current Collection Period		17	$338,889.12
Total Repossessed Inventory		29	$545,342.45

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3765%
Prior Collection Period			0.3456%
Current Collection Period			0.3502%
Three Month Average			0.3574%

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	October 2017
Payment Date	11/15/2017
Transaction Month	36

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer